Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Institutional Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000862084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2015
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.04%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	4
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	13
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	23
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	51
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Jul. 31, 1990
2005	rr_AnnualReturn2005	4.91%
2006	rr_AnnualReturn2006	15.78%
2007	rr_AnnualReturn2007	5.47%
2008	rr_AnnualReturn2008	(36.95%)
2009	rr_AnnualReturn2009	26.63%
2010	rr_AnnualReturn2010	15.05%
2011	rr_AnnualReturn2011	2.09%
2012	rr_AnnualReturn2012	15.98%
2013	rr_AnnualReturn2013	32.35%
2014	rr_AnnualReturn2014	13.65%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(21.91%)
One Year	rr_AverageAnnualReturnYear01	13.65%
Five Years	rr_AverageAnnualReturnYear05	15.43%
Ten Years	rr_AverageAnnualReturnYear10	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 1990
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.02%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	2
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	6
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	11
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	26
One Year	rr_AverageAnnualReturnYear01	13.68%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 1997
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.04%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	4
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	13
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	23
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	51
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 31, 2001
2005	rr_AnnualReturn2005	6.14%
2006	rr_AnnualReturn2006	15.74%
2007	rr_AnnualReturn2007	5.60%
2008	rr_AnnualReturn2008	(36.90%)
2009	rr_AnnualReturn2009	28.84%
2010	rr_AnnualReturn2010	17.28%
2011	rr_AnnualReturn2011	1.09%
2012	rr_AnnualReturn2012	16.47%
2013	rr_AnnualReturn2013	33.64%
2014	rr_AnnualReturn2014	12.60%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
One Year	rr_AverageAnnualReturnYear01	12.60%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2001
Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.02%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	2
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	6
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	11
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	26
One Year	rr_AverageAnnualReturnYear01	12.64%
Five Years	rr_AverageAnnualReturnYear05	15.77%
Ten Years	rr_AverageAnnualReturnYear10	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2001
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Standard & Poor's 500 Index | Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.73%
Ten Years	rr_AverageAnnualReturnYear10	8.12%
Spliced Institutional Total Stock Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.73%
Ten Years	rr_AverageAnnualReturnYear10	8.12%
CRSP US Total Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Total Market Index | Vanguard Institutional Total Stock Market Index Fu | Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none